ADVANCE TO VENDORS	12 Months Ended
Sep. 30, 2025
ADVANCE TO VENDORS.
ADVANCE TO VENDORS	NOTE 4 — ADVANCE TO VENDORS Advance to vendors consisted of prepayments for technical services and IT equipment.